Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Pacer Aristotle Pacific Floating Rate High Income ETF
Shareholder Report [Line Items]
Fund Name	Pacer Aristotle Pacific Floating Rate High Income ETF
Class Name	Pacer Aristotle Pacific Floating Rate High Income ETF
Trading Symbol	FLRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Aristotle Pacific Floating Rate High Income ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Aristotle Pacific Floating Rate High Income ETF	$31	0.60%
[1]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Material Change Date	Aug. 29, 2025
Net Assets	$ 567,415,676
Holdings Count | $ / shares	225
Advisory Fees Paid, Amount	$ 1,601,468
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$567,415,676
Number of Holdings	225
Net Advisory Fee	$1,601,468
Portfolio Turnover	17%
Average Credit Quality	AAA
Effective Duration	2 yrs

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Magnetite CLO Ltd.	4.1%
Elmwood CLO Ltd.	3.5%
Neuberger Berman CLO Ltd.	3.4%
Benefit Street Partners CLO Ltd.	2.0%
OHA Credit Funding	2.0%
Rad CLO	1.3%
UKG, Inc.	1.3%
SPX FLOW, Inc.	1.3%
Mount Vernon Liquid Assets Portfolio, LLC	1.2%
Apple Bidco LLC	1.2%

Top Sectors	(%)
Asset Backed Securities	31.8%
Industrials	20.0%
Consumer Discretionary	16.8%
Information Technology	9.0%
Materials	5.4%
Financials	5.2%
Energy	2.8%
Health Care	2.4%
Consumer Staples	1.6%
Cash & Other	5.0%
[2]
Material Fund Change [Text Block]
Effective 8/29/2025, the Fund changed its name from Pacer Pacific Asset Floating Rate High Income ETF to Pacer Aristotle Pacific Floating Rate High Income ETF. No changes were made to the Fund’s investment objectives, principal investment strategies, or principal risks as a result of this name change.

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Cash Cows Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Cash Cows Fund of Funds ETF
Class Name	Pacer Cash Cows Fund of Funds ETF
Trading Symbol	HERD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Cash Cows Fund of Funds ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Cash Cows Fund of Funds ETF	$8	0.15%
[3]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 87,841,648
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 65,389
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$87,841,648
Number of Holdings	6
Net Advisory Fee	$65,389
Portfolio Turnover	2%
30-Day SEC Yield	1.70%
30-Day SEC Yield Unsubsidized	1.70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Affiliated Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top Holdings	(%)
Pacer Developed Markets International Cash Cows 100 ETF	20.7%
Pacer Global Cash Cows Dividend ETF	20.0%
Pacer US Cash Cows 100 ETF	20.0%
Pacer US Cash Cows Growth ETF	19.8%
Pacer US Small Cap Cash Cows ETF	19.5%
Mount Vernon Liquid Assets Portfolio, LLC	16.4%
[4]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Shareholder Report [Line Items]
Fund Name	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Class Name	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Trading Symbol	SZNE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$30	0.60%
[5]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 11,993,863
Holdings Count | $ / shares	225
Advisory Fees Paid, Amount	$ 51,184
Investment Company Portfolio Turnover	207.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,993,863
Number of Holdings	225
Net Advisory Fee	$51,184
Portfolio Turnover	207%
30-Day SEC Yield	1.66%
30-Day SEC Yield Unsubsidized	1.66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	22.1%
Albemarle Corp.	1.2%
Steel Dynamics, Inc.	1.1%
Newmont Goldcorp Corp.	1.0%
DuPont de Nemours, Inc.	1.0%
Avery Dennison Corp.	1.0%
Nucor Corp.	1.0%
Dow, Inc.	1.0%
Martin Marietta Materials, Inc.	1.0%
Vulcan Materials Co.	0.9%

Top Sectors	(%)
Information Technology	25.2%
Industrials	25.1%
Consumer Discretionary	24.8%
Materials	24.3%
Cash & Other	0.6%
[6]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Data & Infrastructure Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Pacer Data & Infrastructure Real Estate ETF
Class Name	Pacer Data & Infrastructure Real Estate ETF
Trading Symbol	SRVR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Data & Infrastructure Real Estate ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Data & Infrastructure Real Estate ETF	$27	0.53%
[7]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Material Change Date	Aug. 29, 2025
Net Assets	$ 424,818,131
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 1,173,050
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$424,818,131
Number of Holdings	22
Net Advisory Fee	$1,173,050
Portfolio Turnover	12%
30-Day SEC Yield	2.56%
30-Day SEC Yield Unsubsidized	2.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Equinix, Inc.	16.3%
Digital Realty Trust, Inc.	14.9%
American Tower Corp.	13.9%
Mount Vernon Liquid Assets Portfolio, LLC	6.8%
Iron Mountain, Inc.	4.9%
Keppel DC REIT	4.8%
China Tower Corp. Ltd.	4.5%
SBA Communications Corp.	4.4%
Crown Castle, Inc.	4.3%
GDS Holdings Ltd.	4.3%

Top Sectors	(%)
Real Estate	63.5%
Communication Services	23.4%
Information Technology	10.5%
Financials	2.5%
Cash & Other	0.1%
[8]
Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 29, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Data and Digital Revolution ETF
Shareholder Report [Line Items]
Fund Name	Pacer Data and Digital Revolution ETF
Class Name	Pacer Data and Digital Revolution ETF
Trading Symbol	TRFK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Data and Digital Revolution ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Data and Digital Revolution ETF	$34	0.52%
[9]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.52%
Material Change Date	Aug. 01, 2025
Net Assets	$ 317,179,170
Holdings Count | $ / shares	84
Advisory Fees Paid, Amount	$ 318,636
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$317,179,170
Number of Holdings	84
Net Advisory Fee	$318,636
Portfolio Turnover	13%
30-Day SEC Yield	0.02%
30-Day SEC Yield Unsubsidized	0.02%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Broadcom, Inc.	10.2%
NVIDIA Corp.	9.3%
Oracle Corp.	8.8%
Advanced Micro Devices, Inc.	6.5%
ARM Holdings PLC	4.5%
Cisco Systems, Inc.	4.5%
Intel Corp.	4.4%
Arista Networks, Inc.	4.3%
Mount Vernon Liquid Assets Portfolio, LLC	4.1%
Palo Alto Networks, Inc.	3.7%

Top Sectors	(%)
Information Technology	91.4%
Industrials	8.6%
Cash & Other	0.0%
[10]
Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 1, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Developed Markets International Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Developed Markets International Cash Cows 100 ETF
Class Name	Pacer Developed Markets International Cash Cows 100 ETF
Trading Symbol	ICOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Developed Markets International Cash Cows 100 ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Developed Markets International Cash Cows 100 ETF	$36	0.65%
[11]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 1,351,250,297
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 3,906,099
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,351,250,297
Number of Holdings	103
Net Advisory Fee	$3,906,099
Portfolio Turnover	36%
30-Day SEC Yield	2.83%
30-Day SEC Yield Unsubsidized	2.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
SK hynix, Inc.	4.2%
Samsung Electronics Co. Ltd.	3.0%
Kia Corp.	2.1%
Glencore PLC	2.1%
Vodafone Group PLC	2.1%
Mitsubishi Corp.	2.1%
Eni SpA	2.1%
BP PLC	2.1%
BHP Group Ltd.	2.0%
Daimler AG	1.9%

Top Sectors	(%)
Industrials	22.2%
Energy	20.1%
Consumer Discretionary	15.1%
Information Technology	13.1%
Communication Services	8.6%
Materials	8.6%
Consumer Staples	8.3%
Health Care	3.4%
Financials	0.1%
Cash & Other	0.5%

Top Countries	(%)
Japan	19.0%
United Kingdom	13.3%
South Korea	13.2%
France	10.7%
Germany	8.5%
Canada	6.7%
Australia	4.1%
Denmark	3.3%
Italy	3.2%
Cash & Other	18.0%
[12]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Emerging Markets Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Emerging Markets Cash Cows 100 ETF
Class Name	Pacer Emerging Markets Cash Cows 100 ETF
Trading Symbol	ECOW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Emerging Markets Cash Cows 100 ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Emerging Markets Cash Cows 100 ETF	$39	0.70%
[13]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%
Net Assets	$ 121,838,592
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 358,883
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$121,838,592
Number of Holdings	109
Net Advisory Fee	$358,883
Portfolio Turnover	46%
30-Day SEC Yield	3.87%
30-Day SEC Yield Unsubsidized	3.87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
CMOC Group Ltd.	4.3%
China Hongqiao Group Ltd.	3.6%
Shanghai Electric Group Co. Ltd.	2.9%
Grupo Mexico SAB de CV	2.7%
Centrais Eletricas Brasileiras SA	2.3%
Yangzijiang Shipbuilding Holdings Ltd.	2.3%
Astra International Tbk PT	2.3%
China Coal Energy Co. Ltd.	2.3%
Dongfeng Motor Group Co. Ltd.	2.1%
Telekom Indonesia Persero Tbk PT	1.9%

Top Sectors	(%)
Industrials	22.0%
Materials	17.0%
Energy	14.3%
Communication Services	12.7%
Utilities	11.6%
Consumer Discretionary	8.5%
Information Technology	6.4%
Consumer Staples	5.1%
Health Care	2.1%
Cash & Other	0.3%

Top Countries	(%)
China	28.3%
Brazil	13.3%
Taiwan	10.8%
Thailand	7.5%
Indonesia	7.1%
Mexico	5.9%
Turkey	5.2%
South Africa	4.9%
United Arab Emirates	3.7%
Cash & Other	13.3%
[14]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Global Cash Cows Dividend ETF
Shareholder Report [Line Items]
Fund Name	Pacer Global Cash Cows Dividend ETF
Class Name	Pacer Global Cash Cows Dividend ETF
Trading Symbol	GCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Global Cash Cows Dividend ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Global Cash Cows Dividend ETF	$32	0.60%
[15]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 2,483,257,409
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 7,198,745
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,483,257,409
Number of Holdings	101
Net Advisory Fee	$7,198,745
Portfolio Turnover	42%
30-Day SEC Yield	4.06%
30-Day SEC Yield Unsubsidized	4.06%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Rio Tinto PLC	2.3%
Johnson & Johnson	2.3%
BP PLC	2.2%
AbbVie, Inc.	2.2%
BHP Group Ltd.	2.2%
Chevron Corp.	2.1%
PepsiCo, Inc.	2.1%
Daimler AG	2.1%
Shell PLC	2.1%
Exxon Mobil Corp.	2.1%

Top Sectors	(%)
Health Care	23.8%
Energy	19.4%
Consumer Staples	15.0%
Industrials	10.8%
Communication Services	9.6%
Materials	7.6%
Consumer Discretionary	7.1%
Utilities	5.1%
Information Technology	1.0%
Cash & Other	0.6%

Top Countries	(%)
United States	30.8%
United Kingdom	14.7%
France	10.9%
Japan	9.4%
Switzerland	6.6%
Hong Kong	4.8%
Australia	4.4%
Germany	3.2%
Italy	1.9%
Cash & Other	13.3%
[16]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Industrial Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Pacer Industrial Real Estate ETF
Class Name	Pacer Industrial Real Estate ETF
Trading Symbol	INDS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Industrial Real Estate ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Industrial Real Estate ETF	$28	0.53%
[17]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Material Change Date	Aug. 29, 2025
Net Assets	$ 116,600,241
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 350,658
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$116,600,241
Number of Holdings	30
Net Advisory Fee	$350,658
Portfolio Turnover	7%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	21.2%
Prologis, Inc.	16.1%
Public Storage	14.3%
Extra Space Storage, Inc.	13.6%
Segro PLC	5.0%
WP Carey, Inc.	4.3%
Rexford Industrial Realty, Inc.	4.3%
EastGroup Properties, Inc.	4.1%
CubeSmart	3.8%
First Industrial Realty Trust, Inc.	3.2%

Top Sectors	(%)
Real Estate	99.4%
Cash & Other	0.6%
[18]
Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 29, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Industrials and Logistics ETF
Shareholder Report [Line Items]
Fund Name	Pacer Industrials and Logistics ETF
Class Name	Pacer Industrials and Logistics ETF
Trading Symbol	SHPP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Industrials and Logistics ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Industrials and Logistics ETF	$32	0.60%
[19]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 577,579
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 2,456
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$577,579
Number of Holdings	102
Net Advisory Fee	$2,456
Portfolio Turnover	18%
30-Day SEC Yield	1.69%
30-Day SEC Yield Unsubsidized	1.69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.4%
ABB Ltd.	10.9%
Union Pacific Corp.	9.7%
SAP SE	8.7%
United Parcel Service, Inc.	4.2%
CSX Corp.	4.0%
Canadian Pacific Kansas City Ltd.	4.0%
Norfolk Southern Corp.	3.8%
Canadian National Railway Co.	3.6%
FedEx Corp.	3.6%

Top Sectors	(%)
Industrials	84.6%
Information Technology	14.0%
Energy	0.8%
Cash & Other	0.6%
[20]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt Large Cap Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt Large Cap Alternator ETF
Class Name	Pacer Lunt Large Cap Alternator ETF
Trading Symbol	ALTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Lunt Large Cap Alternator ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Lunt Large Cap Alternator ETF	$35	0.60%
[21]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.60%
Net Assets	$ 108,987,101
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 349,491
Investment Company Portfolio Turnover	147.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$108,987,101
Number of Holdings	100
Net Advisory Fee	$349,491
Portfolio Turnover	147%
30-Day SEC Yield	0.39%
30-Day SEC Yield Unsubsidized	0.39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Micron Technology, Inc.	2.5%
Intel Corp.	2.0%
Tesla Motors, Inc.	2.0%
Western Digital Corp.	1.9%
Teradyne, Inc.	1.8%
Lam Research Corp.	1.8%
Advanced Micro Devices, Inc.	1.7%
Monolithic Power Systems, Inc.	1.7%
Warner Bros Discovery, Inc.	1.6%

Top Sectors	(%)
Information Technology	44.5%
Financials	14.9%
Consumer Discretionary	11.6%
Industrials	10.6%
Materials	4.7%
Health Care	4.2%
Utilities	3.3%
Communication Services	2.8%
Energy	2.6%
Cash & Other	0.8%
[22]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt Large Cap Multi-Factor Alternator ETF
Class Name	Pacer Lunt Large Cap Multi-Factor Alternator ETF
Trading Symbol	PALC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Lunt Large Cap Multi-Factor Alternator ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$32	0.60%
[23]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 272,958,287
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 873,985
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$272,958,287
Number of Holdings	180
Net Advisory Fee	$873,985
Portfolio Turnover	187%
30-Day SEC Yield	1.63%
30-Day SEC Yield Unsubsidized	1.63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.8%
Bank of America Corp.	4.4%
Exxon Mobil Corp.	4.3%
Wells Fargo & Co.	3.3%
Broadcom, Inc.	3.2%
Citigroup, Inc.	3.2%
Tesla Motors, Inc.	3.1%
UnitedHealth Group, Inc.	2.7%
JPMorgan Chase & Co.	2.6%
Microsoft Corp.	2.4%

Top Sectors	(%)
Financials	28.1%
Consumer Discretionary	15.8%
Health Care	12.8%
Energy	12.2%
Information Technology	11.0%
Industrials	5.1%
Consumer Staples	4.7%
Communication Services	3.9%
Utilities	2.6%
Cash & Other	3.8%
[24]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt MidCap Multi-Factor Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt MidCap Multi-Factor Alternator ETF
Class Name	Pacer Lunt MidCap Multi-Factor Alternator ETF
Trading Symbol	PAMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Lunt MidCap Multi-Factor Alternator ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Lunt MidCap Multi-Factor Alternator ETF	$32	0.60%
[25]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 57,200,107
Holdings Count | $ / shares	143
Advisory Fees Paid, Amount	$ 188,838
Investment Company Portfolio Turnover	304.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$57,200,107
Number of Holdings	143
Net Advisory Fee	$188,838
Portfolio Turnover	304%
30-Day SEC Yield	1.60%
30-Day SEC Yield Unsubsidized	1.60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.8%
Comfort Systems USA, Inc.	2.7%
ALLETE, Inc.	2.6%
Medpace Holdings, Inc.	2.0%
Carlisle Cos., Inc.	1.9%
AECOM	1.8%
United Therapeutics Corp.	1.8%
Donaldson Co., Inc.	1.5%
RPM International, Inc.	1.5%
Graco, Inc.	1.5%

Top Sectors	(%)
Industrials	21.8%
Financials	17.1%
Real Estate	14.4%
Utilities	12.9%
Health Care	9.5%
Consumer Discretionary	7.5%
Consumer Staples	5.6%
Materials	5.3%
Information Technology	3.8%
Cash & Other	2.1%
[26]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer MSCI World Industry Advantage ETF
Shareholder Report [Line Items]
Fund Name	Pacer MSCI World Industry Advantage ETF
Class Name	Pacer MSCI World Industry Advantage ETF
Trading Symbol	GLBL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer MSCI World Industry Advantage ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer MSCI World Industry Advantage ETF	$37	0.65%
[27]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.65%
Net Assets	$ 1,012,635
Holdings Count | $ / shares	372
Advisory Fees Paid, Amount	$ 3,031
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,012,635
Number of Holdings	372
Net Advisory Fee	$3,031
Portfolio Turnover	6%
30-Day SEC Yield	0.37%
30-Day SEC Yield Unsubsidized	0.37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	15.4%
Apple, Inc.	5.4%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	4.9%
Microsoft Corp.	4.7%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	4.3%
Meta Platforms, Inc. - Class A	3.7%
Alphabet, Inc. - Class C	3.6%
Berkshire Hathaway, Inc. - Class B	1.7%

Top Sectors	(%)
Information Technology	38.3%
Communication Services	15.4%
Financials	14.0%
Consumer Discretionary	12.5%
Health Care	7.2%
Consumer Staples	3.9%
Industrials	3.1%
Real Estate	3.0%
Energy	1.1%
Cash & Other	1.5%
[28]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Class Name	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Trading Symbol	QQQG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$27	0.49%
[29]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Net Assets	$ 8,413,454
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 15,504
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,413,454
Number of Holdings	51
Net Advisory Fee	$15,504
Portfolio Turnover	34%
30-Day SEC Yield	0.04%
30-Day SEC Yield Unsubsidized	0.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.1%
Palantir Technologies, Inc. - Class A	6.0%
NVIDIA Corp.	5.3%
Zscaler, Inc.	4.7%
Broadcom, Inc.	4.4%
Lam Research Corp.	3.8%
Electronic Arts, Inc.	3.6%
Idexx Laboratories, Inc.	3.5%
DoorDash, Inc. - Class A	3.5%
KLA Corp.	3.4%

Top Sectors	(%)
Information Technology	60.1%
Health Care	9.8%
Consumer Discretionary	9.6%
Communication Services	9.4%
Industrials	7.3%
Consumer Staples	2.9%
Energy	0.8%
Cash & Other	0.1%
[30]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Nasdaq International Patent Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Nasdaq International Patent Leaders ETF
Class Name	Pacer Nasdaq International Patent Leaders ETF
Trading Symbol	PATN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Nasdaq International Patent Leaders ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Nasdaq International Patent Leaders ETF	$38	0.65%
[31]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.65%
Net Assets	$ 18,591,018
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 44,306
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,591,018
Number of Holdings	101
Net Advisory Fee	$44,306
Portfolio Turnover	2%
30-Day SEC Yield	1.27%
30-Day SEC Yield Unsubsidized	1.27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	7.4%
Samsung Electronics Co. Ltd.	4.7%
ASML Holding NV	4.3%
Toyota Motor Corp.	3.3%
SAP SE	3.2%
SK Hynix, Inc.	3.1%
SoftBank Group Corp.	2.9%
Novartis AG	2.7%
AstraZeneca PLC	2.7%

Top Sectors	(%)
Information Technology	39.2%
Industrials	16.5%
Health Care	12.3%
Communication Services	11.3%
Consumer Discretionary	10.1%
Consumer Staples	6.4%
Materials	2.6%
Financials	0.7%
Energy	0.6%
Cash & Other	0.3%

Top Countries	(%)
Japan	25.4%
Taiwan	15.6%
China	10.3%
South Korea	9.5%
Switzerland	9.5%
France	8.6%
Germany	8.4%
Netherlands	6.7%
United Kingdom	5.0%
Cash & Other	1.0%
[32]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot 100 ETF
Class Name	Pacer Trendpilot 100 ETF
Trading Symbol	PTNQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot 100 ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot 100 ETF	$36	0.65%
[33]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 1,324,596,469
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 4,098,777
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,324,596,469
Number of Holdings	103
Net Advisory Fee	$4,098,777
Portfolio Turnover	2%
30-Day SEC Yield	0.01%
30-Day SEC Yield Unsubsidized	0.01%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
NVIDIA Corp.	10.2%
Apple, Inc.	8.3%
Microsoft Corp.	8.0%
Alphabet, Inc.	6.6%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla Motors, Inc.	3.5%
Meta Platforms, Inc.	2.9%
Netflix, Inc.	2.4%
Palantir Technologies, Inc.	2.3%

Top Sectors	(%)
Information Technology	56.1%
Communication Services	14.7%
Consumer Discretionary	13.2%
Health Care	4.4%
Consumer Staples	4.4%
Industrials	3.8%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Cash & Other	0.5%
[34]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot European Index ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot European Index ETF
Class Name	Pacer Trendpilot European Index ETF
Trading Symbol	PTEU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot European Index ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot European Index ETF	$35	0.65%
[35]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 36,096,296
Holdings Count | $ / shares	291
Advisory Fees Paid, Amount	$ 117,258
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$36,096,296
Number of Holdings	291
Net Advisory Fee	$117,258
Portfolio Turnover	5%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
ASML Holding NV	5.9%
SAP SE	3.8%
Siemens AG	2.9%
LVMH Moet Hennessy Louis Vuitton SE	2.5%
Allianz SE	2.2%
Schneider Electric SE	2.2%
Banco Santander SA	2.1%
Airbus SE	2.0%
Iberdrola SA	1.9%
Safran SA	1.7%

Top Sectors	(%)
Financials	25.1%
Industrials	20.4%
Information Technology	12.5%
Consumer Discretionary	10.9%
Utilities	6.7%
Health Care	6.4%
Consumer Staples	5.3%
Materials	4.2%
Communication Services	4.1%
Cash & Other	4.4%

Top Countries	(%)
France	29.4%
Germany	26.2%
Netherlands	14.7%
Spain	9.9%
Italy	9.4%
Finland	3.2%
Belgium	2.3%
Greece	0.9%
Austria	0.9%
Cash & Other	3.1%
[36]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot Fund of Funds ETF
Class Name	Pacer Trendpilot Fund of Funds ETF
Trading Symbol	TRND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot Fund of Funds ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot Fund of Funds ETF	$8	0.15%
[37]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 54,670,860
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 43,518
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$54,670,860
Number of Holdings	5
Net Advisory Fee	$43,518
Portfolio Turnover	2%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Affiliated Exchange Traded Funds	100.0%
Cash & Other	0.0%

Top Issuers	(%)
Pacer Trendpilot 100 ETF	20.7%
Pacer Trendpilot International ETF	20.2%
Pacer Trendpilot US Large Cap ETF	20.2%
Pacer Trendpilot US Mid Cap ETF	19.5%
Pacer Trendpilot US Bond ETF	19.4%
[38]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot International ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot International ETF
Class Name	Pacer Trendpilot International ETF
Trading Symbol	PTIN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot International ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot International ETF	$35	0.65%
[39]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 162,854,303
Holdings Count | $ / shares	503
Advisory Fees Paid, Amount	$ 522,447
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$162,854,303
Number of Holdings	503
Net Advisory Fee	$522,447
Portfolio Turnover	9%
30-Day SEC Yield	1.86%
30-Day SEC Yield Unsubsidized	1.86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top 10 Issuers	(%)
Samsung Electronics Co. Ltd.	2.1%
ASML Holding NV	2.1%
Mount Vernon Liquid Assets Portfolio, LLC	1.4%
SAP SE	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
HSBC Holdings PLC	1.2%
Toyota Motor Corp.	1.2%
Novartis AG	1.2%
Roche Holding AG	1.2%

Top Sectors	(%)
Financials	26.7%
Industrials	18.2%
Information Technology	12.6%
Health Care	9.5%
Consumer Discretionary	9.3%
Consumer Staples	6.4%
Materials	5.6%
Energy	4.7%
Communication Services	3.7%
Cash & Other	3.3%

Top Countries	(%)
Japan	22.0%
United Kingdom	11.5%
Canada	10.2%
France	7.5%
Switzerland	7.3%
Germany	7.3%
South Korea	5.9%
Australia	5.8%
Netherlands	5.0%
Cash & Other	17.5%
[40]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot US Bond ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot US Bond ETF
Class Name	Pacer Trendpilot US Bond ETF
Trading Symbol	PTBD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot US Bond ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot US Bond ETF	$30	0.60%
[41]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 125,188,928
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 420,751
Investment Company Portfolio Turnover	316.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$125,188,928
Number of Holdings	16
Net Advisory Fee	$420,751
Portfolio Turnover	316%
Average Credit Quality	AAA
Effective Duration	2 yrs

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Issuers	(%)
United States Treasury Note/Bond	98.4%
Radiate Holdco LLC / Radiate Finance, Inc.	0.2%

Top Sectors	(%)
Government	98.4%
Communication Services	0.2%
Cash & Other	1.4%
[42]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot US Large Cap ETF
Class Name	Pacer Trendpilot US Large Cap ETF
Trading Symbol	PTLC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot US Large Cap ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot US Large Cap ETF	$33	0.60%
[43]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Net Assets	$ 3,459,588,809
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 10,070,093
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,459,588,809
Number of Holdings	506
Net Advisory Fee	$10,070,093
Portfolio Turnover	2%
30-Day SEC Yield	0.56%
30-Day SEC Yield Unsubsidized	0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Alphabet, Inc.	5.1%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.0%
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
Meta Platforms, Inc.	2.4%
Tesla Motors, Inc.	2.2%
Berkshire Hathaway, Inc.	1.5%

Top Sectors	(%)
Information Technology	36.2%
Financials	12.8%
Consumer Discretionary	10.5%
Communication Services	10.1%
Health Care	9.0%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.3%
Cash & Other	3.5%
[44]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot US Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot US Mid Cap ETF
Class Name	Pacer Trendpilot US Mid Cap ETF
Trading Symbol	PTMC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer Trendpilot US Mid Cap ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer Trendpilot US Mid Cap ETF	$31	0.60%
[45]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 400,520,944
Holdings Count | $ / shares	403
Advisory Fees Paid, Amount	$ 1,280,598
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$400,520,944
Number of Holdings	403
Net Advisory Fee	$1,280,598
Portfolio Turnover	6%
30-Day SEC Yield	0.83%
30-Day SEC Yield Unsubsidized	0.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.7%
Comfort Systems USA, Inc.	1.1%
Pure Storage, Inc.	1.0%
Ciena Corp.	0.9%
Flex Ltd.	0.8%
Curtiss-Wright Corp.	0.7%
Twilio, Inc.	0.7%
Coherent Corp.	0.7%
United Therapeutics Corp.	0.6%
Guidewire Software, Inc.	0.6%

Top Sectors	(%)
Industrials	24.3%
Financials	15.9%
Information Technology	14.4%
Consumer Discretionary	11.8%
Health Care	8.9%
Real Estate	6.6%
Materials	4.8%
Consumer Staples	4.5%
Energy	3.9%
Cash & Other	4.9%
[46]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows 100 ETF
Class Name	Pacer US Cash Cows 100 ETF
Trading Symbol	COWZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Cash Cows 100 ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Cash Cows 100 ETF	$26	0.49%
[47]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 18,136,574,086
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 49,623,443
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,136,574,086
Number of Holdings	101
Net Advisory Fee	$49,623,443
Portfolio Turnover	47%
30-Day SEC Yield	1.74%
30-Day SEC Yield Unsubsidized	1.74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Applied Materials, Inc.	2.8%
Warner Bros Discovery, Inc.	2.6%
McKesson Corp.	2.3%
Qualcomm, Inc.	2.2%
Ford Motor Co.	2.2%
Cisco Systems, Inc.	2.2%
HCA Healthcare, Inc.	2.1%
Uber Technologies, Inc.	2.1%
Amgen, Inc.	2.1%
Exxon Mobil Corp.	2.1%

Top Sectors	(%)
Information Technology	21.1%
Health Care	20.7%
Energy	15.8%
Communication Services	10.4%
Consumer Discretionary	9.9%
Industrials	9.7%
Consumer Staples	9.3%
Materials	3.0%
Cash & Other	0.1%
[48]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows Growth ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows Growth ETF
Class Name	Pacer US Cash Cows Growth ETF
Trading Symbol	BUL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Cash Cows Growth ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Cash Cows Growth ETF	$33	0.60%
[49]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Net Assets	$ 90,607,176
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 245,336
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$90,607,176
Number of Holdings	51
Net Advisory Fee	$245,336
Portfolio Turnover	44%
30-Day SEC Yield	0.05%
30-Day SEC Yield Unsubsidized	0.05%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	7.8%
International Business Machines Corp.	6.1%
salesforce.com, Inc.	5.4%
Airbnb, Inc.	5.2%
Uber Technologies, Inc.	5.0%
Booking Holdings, Inc.	4.6%
Carnival Corp.	4.3%
Delta Air Lines, Inc.	4.2%
ResMed, Inc.	4.0%
Westinghouse Air Brake Technologies Corp.	3.9%

Top Sectors	(%)
Consumer Discretionary	32.2%
Industrials	29.7%
Information Technology	20.4%
Health Care	12.3%
Energy	4.1%
Consumer Staples	1.3%
Cash & Other	0.0%
[50]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Export Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Export Leaders ETF
Class Name	Pacer US Export Leaders ETF
Trading Symbol	PEXL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Export Leaders ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Export Leaders ETF	$35	0.60%
[51]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.60%
Net Assets	$ 35,538,141
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 110,518
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$35,538,141
Number of Holdings	101
Net Advisory Fee	$110,518
Portfolio Turnover	39%
30-Day SEC Yield	0.29%
30-Day SEC Yield Unsubsidized	0.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	14.8%
Advanced Micro Devices, Inc.	1.5%
Western Digital Corp.	1.5%
Micron Technology, Inc.	1.4%
Applied Materials, Inc.	1.3%
Lam Research Corp.	1.3%
Repligen Corp.	1.2%
KLA Corp.	1.2%
MKS, Inc.	1.2%
Fabrinet	1.2%

Top Sectors	(%)
Information Technology	38.6%
Health Care	14.6%
Consumer Discretionary	13.5%
Industrials	10.7%
Materials	7.2%
Energy	7.0%
Communication Services	4.7%
Consumer Staples	3.7%
Cash & Other	0.0%
[52]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Large Cap Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Large Cap Cash Cows Growth Leaders ETF
Class Name	Pacer US Large Cap Cash Cows Growth Leaders ETF
Trading Symbol	COWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Large Cap Cash Cows Growth Leaders ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Large Cap Cash Cows Growth Leaders ETF	$27	0.49%
[53]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%
Net Assets	$ 2,613,026,444
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 5,433,232
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,613,026,444
Number of Holdings	101
Net Advisory Fee	$5,433,232
Portfolio Turnover	65%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Palantir Technologies, Inc.	4.3%
Astera Labs, Inc.	3.7%
Ubiquiti, Inc.	3.2%
Newmont Goldcorp Corp.	3.1%
AppLovin Corp.	2.7%
Medpace Holdings, Inc.	2.4%
Lam Research Corp.	2.4%
Broadcom, Inc.	2.4%
Zscaler, Inc.	2.3%
Arista Networks, Inc.	2.3%

Top Sectors	(%)
Information Technology	60.1%
Health Care	14.7%
Materials	6.3%
Communication Services	5.6%
Consumer Discretionary	4.2%
Energy	3.2%
Industrials	2.8%
Consumer Staples	2.1%
Utilities	0.9%
Cash & Other	0.1%
[54]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Small Cap Cash Cows ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Small Cap Cash Cows ETF
Class Name	Pacer US Small Cap Cash Cows ETF
Trading Symbol	CALF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Small Cap Cash Cows ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Small Cap Cash Cows ETF	$33	0.59%
[55]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%
Net Assets	$ 3,755,058,708
Holdings Count | $ / shares	202
Advisory Fees Paid, Amount	$ 12,285,125
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,755,058,708
Number of Holdings	202
Net Advisory Fee	$12,285,125
Portfolio Turnover	63%
30-Day SEC Yield	1.13%
30-Day SEC Yield Unsubsidized	1.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Halliburton Co.	2.4%
Fox Corp.	2.2%
Biogen, Inc.	2.1%
Zoom Communications, Inc.	2.1%
Expedia Group, Inc.	2.0%
CF Industries Holdings, Inc.	2.0%
Omnicom Group, Inc.	2.0%
NetApp, Inc.	1.8%
United Airlines Holdings, Inc.	1.8%

Top Sectors	(%)
Consumer Discretionary	19.3%
Information Technology	16.8%
Energy	16.2%
Health Care	14.6%
Industrials	10.8%
Communication Services	10.1%
Materials	5.7%
Consumer Staples	4.8%
Real Estate	1.7%
Cash & Other	0.0%
[56]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Small Cap Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Small Cap Cash Cows Growth Leaders ETF
Class Name	Pacer US Small Cap Cash Cows Growth Leaders ETF
Trading Symbol	CAFG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer US Small Cap Cash Cows Growth Leaders ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer US Small Cap Cash Cows Growth Leaders ETF	$31	0.59%
[57]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 19,720,724
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 55,953
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,720,724
Number of Holdings	101
Net Advisory Fee	$55,953
Portfolio Turnover	64%
30-Day SEC Yield	0.01%
30-Day SEC Yield Unsubsidized	0.01%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.6%
Sterling Infrastructure, Inc.	4.9%
Semtech Corp.	2.4%
Mercury Systems, Inc.	2.3%
Supernus Pharmaceuticals, Inc.	2.2%
Dorian LPG Ltd.	2.1%
Worthington Enterprises, Inc.	2.0%
Premier, Inc.	2.0%
ANI Pharmaceuticals, Inc.	2.0%
Agilysys, Inc.	2.0%

Top Sectors	(%)
Information Technology	26.2%
Industrials	25.0%
Health Care	23.3%
Energy	8.9%
Consumer Discretionary	8.7%
Consumer Staples	3.8%
Communication Services	2.5%
Utilities	1.0%
Materials	0.6%
Cash & Other	0.0%
[58]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer WealthShield ETF
Shareholder Report [Line Items]
Fund Name	Pacer WealthShield ETF
Class Name	Pacer WealthShield ETF
Trading Symbol	PWS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacer WealthShield ETF for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacer WealthShield ETF	$32	0.60%
[59]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 26,932,956
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 83,332
Investment Company Portfolio Turnover	184.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$26,932,956
Number of Holdings	353
Net Advisory Fee	$83,332
Portfolio Turnover	184%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.0%
Amazon.com, Inc.	9.5%
NVIDIA Corp.	4.8%
Tesla Motors, Inc.	4.0%
Apple, Inc.	3.9%
Microsoft Corp.	3.7%
Alphabet, Inc.	2.2%
Netflix, Inc.	1.7%
Broadcom, Inc.	1.7%
Meta Platforms, Inc.	1.6%

Top Sectors	(%)
Information Technology	27.3%
Consumer Discretionary	24.4%
Health Care	22.0%
Industrials	19.6%
Communication Services	6.1%
Financials	0.5%
Materials	0.0%
Cash & Other	0.1%
[60]
Updated Prospectus Web Address	https://www.paceretfs.com/

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